Prepayments and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid marketing expenses and service fee	¥ 234,490		¥ 47,398
Receivables from third-party on-line payment platforms	63,866		41,221
Deposits	63,814		37,780
Staff loans and advances	52,695		32,902
Receivables related to the exercise of share-based awards	289,822		0
Others	19,896		5,609
Total	¥ 724,583	$ 113,703	¥ 164,910